Schedule of Investments (unaudited) March 31, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 1.7%(a)
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 2.89%, 08/15/30(b)	USD	500	$471,487
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.33%, 11/24/31(b)		13	12,531
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,292
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/20/31(b)		400	365,939

Total Asset-Backed Securities — 1.7% (Cost: $1,012,210)			948,249

Foreign Government Obligations — 0.4%

Colombia — 0.0%
Titulos de Tesoreria, 7.25%, 10/18/34	COP	9,800	2,385

Panama — 0.4%
Republic of Panama, 4.00%, 09/22/24	USD	200	208,688

Russia — 0.0%
Russian Federation, 8.50%, 09/17/31	RUB	2,089	30,279

Total Foreign Government Obligations — 0.4% (Cost: $248,024)			241,352

Non-Agency Mortgage-Backed Securities — 4.4%

Collateralized Mortgage Obligations — 0.6%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	103	109,039
Series 2018-3, Class MA, 3.50%, 08/25/57		133	140,176
Series 2019-2, Class MA, 3.50%, 08/25/58		77	81,391

			330,606

Commercial Mortgage-Backed Securities — 3.3%
BANK:
Series 2020-BN26, Class A4, 2.40%, 03/15/63		117	115,318
Series 2020-BN26, Class B, 2.91%, 03/15/63(c)		140	117,462
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.29%, 03/15/53		83	81,335
BX Commercial Mortgage Trust, Series 2019- XL, Class D, 2.15%, 10/15/36(a)(c)		287	256,486
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		275	248,303
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		140	127,243
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)		350	344,800
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		80	58,019
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.44%, 07/10/39(a)(c)		101	94,204
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 2.04%, 03/15/37(a)(c)		34	30,347
Morgan Stanley Capital I Trust, Series 2018- SUN, Class A, 1.60%, 07/15/35(a)(c)		130	104,853
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		270	269,060

			1,847,430

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.5%(c)
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52	USD	1,550	$169,958
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.64%, 10/15/52		997	101,391

			271,349

Total Non-Agency Mortgage-Backed Securities — 4.4% (Cost: $2,636,424)			2,449,385

U.S. Government Sponsored Agency Securities — 63.7%

Agency Obligations — 0.9%
Federal Home Loan Bank, 4.00%, 04/10/28		400	492,834

Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 1.10%, 07/25/49(b)		208	205,230
Federal National Mortgage Association, Series 2011-8, Class ZA, 4.00%, 02/25/41		205	226,134
Federal National Mortgage Association Variable Rate Notes, Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 1.40%, 08/25/49(b)		186	184,217
Government National Mortgage Association Variable Rate Notes:
Series 2014-107, Class WX, 6.81%, 07/20/39(c)		96	113,893
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 1.22%, 02/20/49(b)		268	266,044
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 1.17%, 07/20/49(b)		278	275,576

			1,271,094

Commercial Mortgage-Backed Securities — 3.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 01/25/28		85	97,957
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		206	214,954
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		167	175,380
Series K081, Class A2, 3.90%, 08/25/28		264	314,538
Series K082, Class A2, 3.92%, 09/25/28		175	207,698
Series K084, Class A2, 3.78%, 10/25/28		162	190,059
Series K085, Class A2, 4.06%, 10/25/28		215	256,958
Series K086, Class A2, 3.86%, 11/25/28		195	231,159
Federal National Mortgage Association ACES, Series 2020-M5, Class A2, 2.21%, 01/25/30		245	253,780
Government National Mortgage Association, Series 2019-7, Class V, 3.00%, 05/16/35		22	23,110

			1,965,593

Interest Only Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		16,925	21,794
Government National Mortgage Association Variable Rate Notes(c):
Series 2002-83, 0.00%, 10/16/42		430	1
Series 2003-17, 0.00%, 03/16/43		420	16
Series 2003-109, 0.00%, 11/16/43		833	33
Series 2016-22, 0.77%, 11/16/55		2,082	97,791
Series 2016-45, 0.98%, 02/16/58		1,639	101,055
Series 2016-92, 0.96%, 04/16/58		574	35,563
Series 2016-113, 1.15%, 02/16/58		1,257	95,117
Series 2016-151, 1.07%, 06/16/58		881	60,526

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-30, 0.71%, 08/16/58	USD	559	$28,519
Series 2017-44, 0.70%, 04/17/51		603	30,338
Series 2017-53, 0.69%, 11/16/56		3,791	188,557
Series 2017-61, 0.76%, 05/16/59		413	25,269
Series 2017-64, 0.70%, 11/16/57		714	39,661
Series 2017-72, 0.68%, 04/16/57		1,063	56,887

			781,127

Mortgage-Backed Securities — 55.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		165	171,859
3.00%, 09/01/27 - 02/01/47		462	487,580
3.50%, 04/01/31 - 01/01/48		687	735,177
4.00%, 08/01/40 - 02/01/47		216	234,699
4.50%, 02/01/39 - 07/01/47		220	241,131
5.00%, 11/01/41		92	101,362
5.50%, 06/01/41		86	97,736
8.00%, 03/01/30 - 06/01/31		12	12,512
Federal National Mortgage Association:
3.00%, 02/01/44		54	57,689
3.50%, 11/01/46		179	192,534
4.00%, 01/01/41		7	8,048
Government National Mortgage Association:
2.50%, 04/15/50(d)		207	216,331
3.00%, 02/15/45 - 12/20/46		1,536	1,644,444
3.00%, 04/15/50(d)		351	370,503
3.50%, 01/15/42 - 10/20/46		2,225	2,370,433
3.50%, 04/15/50(d)		42	44,268
4.00%, 10/20/40 - 01/15/48		670	720,670
4.00%, 04/15/50(d)		311	330,392
4.50%, 12/20/39 - 12/20/49		1,042	1,135,560
4.50%, 04/15/50(d)		39	41,389
5.00%, 07/15/39 - 07/20/44		66	73,070
5.00%, 04/15/50(d)		126	134,032
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		105	107,952
2.00%, 04/25/35(d)		12	12,319
2.50%, 04/01/30 - 02/01/33		580	604,534
2.50%, 04/25/35 - 04/25/50(d)		2,555	2,646,853
3.00%, 04/01/29 - 03/01/47		3,209	3,391,005
3.00%, 04/25/35 - 04/25/50(d)		1,707	1,788,906
3.50%, 04/01/29 - 01/01/48		2,121	2,271,735
3.50%, 04/25/50(d)		2,496	2,637,503
4.00%, 09/01/33 - 03/01/50		2,523	2,732,212
4.00%, 04/25/50(d)		2,775	2,959,307
4.50%, 06/01/26 - 07/01/48		717	786,374
4.50%, 04/25/50(d)		879	945,852
5.00%, 02/01/35 - 12/01/43		195	215,453
5.00%, 04/25/50(d)		4	4,314
5.50%, 11/01/21 - 09/01/39		245	274,445
6.00%, 04/01/35 - 09/01/40		180	207,165
6.50%, 05/01/40		38	44,775

			31,052,123

Total U.S. Government Sponsored Agency Securities — 63.7% (Cost: $34,538,694)			35,562,771

U.S. Treasury Obligations — 55.2%
U.S. Treasury Bonds:
4.25%, 05/15/39		160	248,862
4.50%, 08/15/39		160	256,419
4.38%, 11/15/39		160	253,462
3.13%, 02/15/43		610	835,509
2.88%, 05/15/43 - 11/15/46		1,200	1,603,310
3.63%, 08/15/43		610	900,560
3.75%, 11/15/43		610	918,336

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
3.00%, 02/15/48	USD	590	$819,086
2.25%, 08/15/49		825	1,005,050
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24(e)		4,863	4,932,870
0.13%, 10/15/24		121	122,535
U.S. Treasury Notes:
2.00%, 07/31/20(e)		2,350	2,365,789
2.50%, 12/31/20		1,760	1,792,175
1.75%, 07/31/21		1,420	1,449,731
2.13%, 12/31/22 - 05/15/25		2,470	2,641,445
2.75%, 05/31/23		1,180	1,271,220
1.75%, 07/31/24(e)		2,275	2,411,500
2.13%, 07/31/24(e)		1,180	1,269,145
2.00%, 02/15/25		1,470	1,583,982
1.50%, 08/15/26(e)		1,700	1,804,723
2.25%, 08/15/27		1,180	1,323,951
2.88%, 08/15/28		350	413,875
3.13%, 11/15/28		350	422,529
1.63%, 08/15/29		125	135,669

Total U.S. Treasury Obligations — 55.2% (Cost: $27,998,771)			30,781,733

Total Long-Term Investments — 125.4% (Cost: $66,434,123)			69,983,490

		Shares

Short-Term Securities — 17.1%

Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)*		2,568,757	2,568,757

Total Money Market Funds — 4.6% (Cost: $2,568,757)			2,568,757

		Par (000)

U.S. Government Sponsored Agency Securities — 12.5%
Federal Home Loan Bank Discount Notes, 0.01%, 07/20/20(g)		7,000	6,998,075

Total U.S. Government Sponsored Agency Securities — 12.5% (Cost: $6,999,786)			6,998,075

Total Short-Term Securities — 17.1% (Cost: $9,568,543)			9,566,832

Total Options Purchased — 0.0% (Cost: $23,072)			8,752

Total Investments Before Options Written and TBA Sale Commitments — 142.5% (Cost: $76,025,738)			79,559,074

Total Options Written — (0.4)% (Premium Received — $39,615)			(234,581)

TBA Sale Commitments — (18.5)%(d)

Mortgage-Backed Securities — (18.5)%
Government National Mortgage Association:
2.50%, 04/15/50		73	(76,291)
3.00%, 04/15/50		474	(501,051)
3.50%, 04/15/50		368	(387,460)
4.50%, 04/15/50		198	(210,128)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35	USD	12	$(12,320)
2.50%, 04/25/35 - 04/25/50		2,783	(2,883,228)
3.00%, 04/25/35 - 04/25/50		2,261	(2,369,250)
3.50%, 04/25/35 - 04/25/50		813	(858,774)
4.00%, 04/25/35 - 04/25/50		2,656	(2,830,190)
5.50%, 04/25/50		109	(119,308)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 04/25/50	USD	69	$(76,431)

Total TBA Sale Commitments — (18.5)% (Proceeds: $10,223,457)			(10,324,431)

Total Investments Net of Options Written and TBA Sale Commitments — 123.6% (Cost: $65,762,666)			69,000,062

Liabilities in Excess of Other Assets — (23.6)%			(13,197,129)

Net Assets — 100.0%			$55,802,933

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,217,840	1,350,917	—	2,568,757	$2,568,757	$4,974	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of America Securities, Inc.	0.12%	03/31/20	04/01/20	$2,373,500	$2,373,508	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	1,272,925	1,272,929	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	2,417,188	2,417,196	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	1,806,250	1,806,256	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.18	03/31/20	04/01/20	4,961,987	4,962,012	U.S. Treasury Obligations	Overnight

				$12,831,850	$12,831,901

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	06/19/20	$179	$(3,345)
U.S. Treasury Ultra Bond	1	06/19/20	222	13,909
U.S. Treasury 2 Year Note	55	06/30/20	12,121	11,825
U.S. Treasury 5 Year Note	2	06/30/20	251	(96)

				22,293

Short Contracts
U.S. Treasury 10 Year Note	1	06/19/20	139	(1,119)
U.S. Treasury 10 Year Ultra Note	1	06/19/20	156	(5,684)

				(6,803)

				$15,490

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	327,000,000	USD	20,000	JPMorgan Chase Bank NA	04/02/20	$49
USD	19,750	BRL	95,670	Citibank NA	04/02/20	1,338
USD	3,250	BRL	16,360	Deutsche Bank AG	04/02/20	101
USD	7,000	BRL	31,711	Morgan Stanley & Co. International plc	04/02/20	897
USD	6,198	IDR	89,225,832	Bank of America NA	04/02/20	727
USD	6,198	IDR	89,430,509	BNP Paribas SA	04/02/20	715
USD	7,604	IDR	110,943,381	JPMorgan Chase Bank NA	04/02/20	802
USD	33,227	ZAR	584,408	Bank of America NA	04/02/20	551
USD	7,000	ZAR	113,004	Morgan Stanley & Co. International plc	04/02/20	682
EUR	6,000	JPY	700,405	Citibank NA	04/03/20	104
USD	363,319	EUR	324,000	UBS AG	04/03/20	5,969
USD	6,000	BRL	30,745	JPMorgan Chase Bank NA	04/06/20	85
USD	6,000	KRW	7,104,000	BNP Paribas SA	04/06/20	165
USD	9,000	MXN	189,463	BNP Paribas SA	04/06/20	1,021
USD	7,000	MXN	142,160	Goldman Sachs International	04/06/20	1,013
CAD	7,089	USD	5,000	Morgan Stanley & Co. International plc	04/09/20	38
KRW	8,562,750	USD	7,000	BNP Paribas SA	04/09/20	33
KRW	5,056,000	USD	4,000	JPMorgan Chase Bank NA	04/09/20	153
USD	11,000	CAD	14,971	Morgan Stanley & Co. International plc	04/09/20	361
USD	6,000	ZAR	93,305	Citibank NA	04/09/20	789
USD	7,000	RUB	480,795	Citibank NA	04/10/20	884
USD	7,000	RUB	522,760	JPMorgan Chase Bank NA	04/10/20	350
JPY	768,072	USD	7,000	Citibank NA	04/13/20	146
JPY	111,184	USD	1,000	HSBC Bank plc	04/13/20	34
JPY	2,298,420	USD	21,000	JPMorgan Chase Bank NA	04/13/20	384
JPY	766,110	USD	7,000	UBS AG	04/13/20	128
RUB	868,880	USD	11,000	Citibank NA	04/13/20	58
USD	7,000	JPY	714,865	BNP Paribas SA	04/13/20	349
USD	29,000	JPY	3,008,833	JPMorgan Chase Bank NA	04/13/20	1,005
USD	7,000	JPY	744,982	Morgan Stanley & Co. International plc	04/13/20	68
USD	7,000	JPY	745,871	Standard Chartered Bank	04/13/20	60
USD	7,000	RUB	503,615	Bank of America NA	04/13/20	591
USD	6,000	RUB	434,400	Deutsche Bank AG	04/13/20	472
USD	14,000	ZAR	230,916	JPMorgan Chase Bank NA	04/14/20	1,114
USD	6,000	ZAR	98,123	UBS AG	04/14/20	524
EUR	6,000	USD	6,448	HSBC Bank plc	04/16/20	173
EUR	9,000	USD	9,716	JPMorgan Chase Bank NA	04/16/20	214
USD	4,000	ZAR	65,963	Bank of America NA	04/17/20	321
USD	6,000	COP	24,378,000	JPMorgan Chase Bank NA	04/20/20	6
CNY	28,390	USD	4,000	Goldman Sachs International	04/24/20	2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	95,678	USD	4,000	JPMorgan Chase Bank NA	04/24/20	$19
AUD	9,000	USD	5,367	JPMorgan Chase Bank NA	04/27/20	170
MXN	96,434	USD	4,000	Bank of America NA	04/27/20	49
MXN	74,074	USD	3,000	JPMorgan Chase Bank NA	04/27/20	110
MXN	97,169	USD	4,000	UBS AG	04/27/20	80
USD	20,227	ZAR	361,396	BNP Paribas SA	04/29/20	108
EUR	5,000	USD	5,491	Bank of America NA	04/30/20	29
GBP	3,000	USD	3,625	JPMorgan Chase Bank NA	04/30/20	104
AUD	9,000	USD	5,517	Deutsche Bank AG	05/04/20	20
EUR	10,000	USD	11,038	JPMorgan Chase Bank NA	05/04/20	6
USD	12,000	RUB	799,440	Deutsche Bank AG	05/06/20	1,807
USD	2,452	COP	9,956,000	Natwest Markets plc	06/16/20	15
AUD	251,027	CAD	213,611	Citibank NA	06/17/20	2,539
AUD	210,000	CAD	178,662	JPMorgan Chase Bank NA	06/17/20	2,151
CNH	1,367,518	USD	192,600	JPMorgan Chase Bank NA	06/17/20	33
CNY	1,189,516	USD	167,000	HSBC Bank plc	06/17/20	560
GBP	448,261	EUR	492,000	Morgan Stanley & Co. International plc	06/17/20	13,310
USD	704,000	CNY	4,940,531	Citibank NA	06/17/20	8,059
USD	104,786	RUB	7,089,322	Citibank NA	06/17/20	15,076

						66,721

BRL	17,908	USD	4,000	Citibank NA	04/02/20	(554)
BRL	63,364	USD	14,000	Deutsche Bank AG	04/02/20	(1,805)
BRL	30,739	USD	6,000	JPMorgan Chase Bank NA	04/02/20	(84)
BRL	27,919	USD	6,000	Morgan Stanley & Co. International plc	04/02/20	(627)
ZAR	170,794	USD	10,500	Bank of America NA	04/02/20	(950)
ZAR	502,642	USD	29,227	BNP Paribas SA	04/02/20	(1,123)
ZAR	76,952	USD	5,000	Deutsche Bank AG	04/02/20	(698)
ZAR	104,973	USD	6,000	JPMorgan Chase Bank NA	04/02/20	(131)
JPY	708,818	EUR	6,000	JPMorgan Chase Bank NA	04/03/20	(25)
KRW	7,190,400	USD	6,000	JPMorgan Chase Bank NA	04/06/20	(94)
MXN	184,479	USD	9,000	Citibank NA	04/06/20	(1,230)
MXN	913,055	USD	43,950	UBS AG	04/06/20	(5,497)
CAD	8,304	USD	6,000	JPMorgan Chase Bank NA	04/09/20	(99)
KRW	7,226,700	USD	6,000	JPMorgan Chase Bank NA	04/09/20	(64)
USD	6,000	KRW	7,335,024	BNP Paribas SA	04/09/20	(25)
USD	4,000	KRW	4,996,000	JPMorgan Chase Bank NA	04/09/20	(103)
ZAR	95,622	USD	6,000	Bank of America NA	04/09/20	(659)
RUB	309,960	USD	4,000	Citibank NA	04/10/20	(57)
JPY	1,444,142	USD	14,000	HSBC Bank plc	04/13/20	(563)
RUB	314,240	USD	4,000	Citibank NA	04/13/20	(1)
ZAR	210,931	USD	13,000	Bank of America NA	04/14/20	(1,229)
ZAR	112,354	USD	7,000	Citibank NA	04/14/20	(730)
IDR	89,508,580	USD	6,500	Bank of America NA	04/15/20	(1,001)
IDR	96,328,376	USD	7,000	BNP Paribas SA	04/15/20	(1,082)
IDR	89,357,051	USD	6,500	JPMorgan Chase Bank NA	04/15/20	(1,010)
USD	20,000	IDR	327,940,000	JPMorgan Chase Bank NA	04/15/20	(148)
USD	4,377	EUR	4,000	BNP Paribas SA	04/16/20	(37)
USD	12,052	EUR	11,000	Morgan Stanley & Co. International plc	04/16/20	(86)
USD	4,000	ZAR	71,874	Deutsche Bank AG	04/17/20	(9)
ZAR	129,371	USD	8,000	HSBC Bank plc	04/17/20	(784)
COP	16,196,000	USD	4,000	Deutsche Bank AG	04/20/20	(18)
USD	4,000	COP	16,700,000	Citibank NA	04/20/20	(106)
KZT	1,536,000	USD	4,000	Goldman Sachs International	04/24/20	(616)
USD	4,000	MXN	97,208	Citibank NA	04/24/20	(83)
MXN	94,807	USD	4,000	UBS AG	04/27/20	(19)
USD	5,455	AUD	9,000	UBS AG	04/27/20	(81)
USD	5,000	CAD	7,259	UBS AG	04/27/20	(160)
USD	3,000	MXN	75,599	UBS AG	04/27/20	(174)
IDR	64,356,000	USD	4,000	JPMorgan Chase Bank NA	04/30/20	(64)
USD	5,512	EUR	5,000	HSBC Bank plc	04/30/20	(9)
USD	3,671	GBP	3,000	UBS AG	04/30/20	(58)
USD	4,000	IDR	65,740,000	JPMorgan Chase Bank NA	04/30/20	(20)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	799,440	USD	12,000	Citibank NA	05/06/20	$(1,807)
CNY	911,319	USD	128,400	Bank of America NA	06/17/20	(28)
CNY	1,528,222	USD	216,000	HSBC Bank plc	06/17/20	(730)
RUB	385,000	USD	5,045	Bank of America NA	06/17/20	(173)
RUB	1,183,192	USD	15,734	Credit Suisse International	06/17/20	(762)
RUB	204,815	USD	2,676	Goldman Sachs International	06/17/20	(85)
RUB	1,355,000	USD	18,112	HSBC Bank plc	06/17/20	(965)
RUB	550,000	USD	7,475	Societe Generale SA	06/17/20	(515)
KZT	515,460	USD	1,320	Natwest Markets plc	07/24/20	(227)

						(27,205)

Net Unrealized Appreciation						$39,516

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Citibank NA	04/14/20	USD	1.05	USD	1.05	EUR	1	$86

Put
USD Currency	Down and Out	Bank of America NA	04/02/20	MXN	19.50	MXN	18.85	USD	11	—
USD Currency	One-Touch	JPMorgan Chase Bank NA	04/14/20	CNH	6.73	CNH	6.73	USD	1	3
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	65.30	RUB	63.20	USD	14	—
USD Currency	Down and Out	Deutsche Bank AG	04/29/20	MXN	23.40	MXN	22.50	USD	10	16

										19

										$105

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/07/20	KRW	1,200.00	USD	11	$207
USD Currency	Citibank NA	04/08/20	ZAR	15.60	USD	21	2,639
USD Currency	JPMorgan Chase Bank NA	05/21/20	MXN	25.50	USD	5	124
USD Currency	Deutsche Bank AG	06/04/20	ZAR	15.80	USD	21	2,584

							5,554

Put
EUR Currency	Bank of America NA	04/01/20	JPY	118.00	EUR	13	20
EUR Currency	Bank of America NA	04/02/20	NOK	10.20	EUR	13	—
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.20	USD	11	—
USD Currency	Deutsche Bank AG	04/02/20	JPY	107.00	USD	42	118
USD Currency	HSBC Bank plc	04/02/20	MXN	19.75	USD	14	—
USD Currency	Deutsche Bank AG	04/03/20	RUB	63.00	USD	11	—
USD Currency	Bank of America NA	04/10/20	RUB	62.50	USD	11	—
USD Currency	Deutsche Bank AG	04/10/20	RUB	62.50	USD	21	—
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.11	EUR	20	262
EUR Currency	JPMorgan Chase Bank NA	04/14/20	USD	1.08	EUR	20	44
USD Currency	Citibank NA	04/24/20	RUB	65.30	USD	19	4
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.50	USD	20	299
USD Currency	Deutsche Bank AG	04/30/20	RUB	65.30	USD	21	5
USD Currency	Deutsche Bank AG	05/01/20	JPY	104.00	USD	14	90
USD Currency	Deutsche Bank AG	05/22/20	ZAR	17.50	USD	4	75
USD Currency	Deutsche Bank AG	05/22/20	RUB	78.00	USD	7	208
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	108.00	USD	21	434

							1,559

							$7,113

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap(a)	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	1,800	$573

(a)	Forward settling swaption.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD	6,110	$961	$2,751	$(1,790)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury 10 Year Note	4	05/22/20	USD	133.50	USD	400	$(21,750)
U.S. Treasury 10 Year Note	6	05/22/20	USD	136.50	USD	600	(16,688)
U.S. Treasury 10 Year Note	10	05/22/20	USD	132.50	USD	1,000	(63,906)

							$(102,344)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	64.00	RUB	63.20	USD	14	$—

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.35	USD	7	$(1,133)
USD Currency	HSBC Bank plc	04/02/20	MXN	20.00	USD	4	(611)
USD Currency	Citibank NA	04/08/20	ZAR	17.00	USD	10	(493)
USD Currency	Deutsche Bank AG	04/10/20	RUB	64.00	USD	4	(718)
USD Currency	Bank of America NA	04/10/20	RUB	66.00	USD	7	(1,077)
USD Currency	Deutsche Bank AG	04/30/20	RUB	67.50	USD	10	(1,384)
USD Currency	Deutsche Bank AG	05/21/20	MXN	25.50	USD	5	(113)
USD Currency	Deutsche Bank AG	06/04/20	ZAR	17.00	USD	31	(2,028)

							(7,557)

Put
USD Currency	HSBC Bank plc	04/02/20	MXN	19.25	USD	21	—
USD Currency	Deutsche Bank AG	04/10/20	RUB	61.00	USD	42	—
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.08	EUR	20	(50)
USD Currency	Citibank NA	04/24/20	RUB	63.50	USD	19	(2)
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.00	USD	30	(186)
USD Currency	Citibank NA	04/29/20	MXN	23.00	USD	6	(136)
USD Currency	Citibank NA	05/01/20	JPY	104.00	USD	14	(90)
USD Currency	Deutsche Bank AG	05/22/20	ZAR	16.50	USD	6	(28)
USD Currency	Deutsche Bank AG	05/22/20	RUB	75.00	USD	11	(144)
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	103.00	USD	28	(219)

							(855)

							$(8,412)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	4,000	$(118,601)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.35%	Semi-Annual	Deutsche Bank AG	09/30/20	0.35	USD	400	(4,049)

										(122,650)

Put
2-Year Interest Rate Swap(a)	0.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/25/20	0.60	USD	3,700	(1,175)

										$(123,825)

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	11/30/20	USD	1,400	$(9,616)	$—	$(9,616)
3 month LIBOR	Quarterly	1.37%	Semi-Annual	11/30/20	USD	470	3,228	(994)	4,222
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/15/20	MXN	1,010	279	—	279
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/16/20	MXN	1,955	539	—	539
3 month LIBOR	Quarterly	2.38%	Semi-Annual	05/03/21	USD	1,360	35,347	—	35,347
28 day MXIBTIIE	Monthly	6.52%	Monthly	12/14/21	MXN	1,534	806	—	806
28 day MXIBTIIE	Monthly	6.51%	Monthly	12/15/21	MXN	1,307	680	—	680
28 day MXIBTIIE	Monthly	7.00%	Monthly	08/11/22	MXN	628	731	—	731
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	350	(463)	—	(463)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	265	(352)	—	(352)
28 day MXIBTIIE	Monthly	6.77%	Monthly	03/09/23	MXN	633	657	—	657
28 day MXIBTIIE	Monthly	6.36%	Monthly	03/23/23	MXN	1,204	691	—	691
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	600	50,186	—	50,186
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	1,600	(144,984)	—	(144,984)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	6.73%	Monthly	08/09/24	MXN	213	$189	$—	$189
28 day MXIBTIIE	Monthly	6.67%	Monthly	08/12/24	MXN	470	367	—	367
28 day MXIBTIIE	Monthly	6.72%	Monthly	08/13/24	MXN	404	346	—	346
28 day MXIBTIIE	Monthly	6.59%	Monthly	11/08/24	MXN	296	162	—	162
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	200	(39,056)	—	(39,056)
3 month LIBOR	Quarterly	1.45%	Semi-Annual	08/19/29	USD	200	13,734	—	13,734
3 month LIBOR	Quarterly	1.47%	Semi-Annual	09/09/29	USD	200	14,590	—	14,590
1.59%	Semi-Annual	3 month LIBOR	Quarterly	09/12/29	USD	150	(12,706)	—	(12,706)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	10/01/29	USD	400	(35,265)	—	(35,265)
28 day MXIBTIIE	Monthly	7.14%	Monthly	03/15/30	MXN	380	157	—	157
1.66%	Semi-Annual	3 month LIBOR	Quarterly	03/16/30	USD	1,400	(132,500)	—	(132,500)

							$(252,253)	$(994)	$(251,259)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	4.53%	At Termination	UBS AG	01/03/22	BRL	419	$673	$—	$673
1 day BZDIOVER	At Termination	5.69%	At Termination	UBS AG	01/03/22	BRL	196	1,081	—	1,081
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	511	(123)	—	(123)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	640	174	—	174
1 day BZDIOVER	At Termination	7.20%	At Termination	Citibank NA	01/04/27	BRL	110	(407)	—	(407)
1 day BZDIOVER	At Termination	7.40%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	102	184	—	184
1 day BZDIOVER	At Termination	7.45%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	36	89	—	89
1 day BZDIOVER	At Termination	7.52%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	18	62	—	62
1 day BZDIOVER	At Termination	7.55%	At Termination	Citibank NA	01/04/27	BRL	72	274	—	274

								$2,007	$—	$2,007

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month LIBOR	London Interbank Offered Rate	1.45

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

USD	United States Dollar

ZAR	South African Rand
Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$69,983,490	$—	$69,983,490
Short-Term Securities:
Money Market Funds	2,568,757	—	—	2,568,757
U.S. Government Sponsored Agency Securities	—	6,998,075	—	6,998,075
Options Purchased:
Foreign currency exchange contracts	—	7,218	—	7,218
Interest rate contracts	—	1,534	—	1,534
Liabilities:
Investments:
TBA Sale Commitments	—	(10,324,431)	—	(10,324,431)

	$2,568,757	$66,665,886	$—	$69,234,643

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$66,721	$—	$66,721
Interest rate contracts	25,734	126,220	—	151,954
Liabilities:
Foreign currency exchange contracts	—	(35,617)	—	(35,617)
Interest rate contracts	(112,588)	(499,297)	—	(611,885)

	$(86,854)	$(341,973)	$—	$(428,827)

(a)	See above Schedule of Investments for values in each security type or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $12,831,901 are categorized as Level 2 within the disclosure hierarchy.